ADMINISTRATOR
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT ADVISER
   STCM MANAGEMENT COMPANY, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRUSTEES
   Lacy B. Herrmann, Chairman
   Theodore T. Mason, Vice Chairman
   Paul Y. Clinton
   Diana P. Herrmann
   Anne J. Mills
   Cornelius T. Ryan
   J. William Weeks

OFFICERS
   Diana P. Herrmann, President
   Charles E. Childs, III, Senior Vice President &
          Portfolio Manager
   John M. Herndon, Vice President & Assistant Secretary
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC Inc.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT


December 31, 2002




                CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST

                                    ---------








CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
(unaudited)





ASSETS:
Cash 										 $  8,443
Due from Administrator for reimbursement of expenses            2,232
Total Assets 							  	   10,675

LIABILITIES:
Distribution fees payable 				                  408
Accrued expenses   			                 	          9,255
Total Liabilities 							    9,663
NET ASSETS									 $  1,012


NET ASSETS CONSIST OF:
Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share					  $    10
Additional paid-in capital      					    1,752
Accumulated net realized loss on investments 			     (750)
                                                               $1,012

SHARES OF BENEFICIAL INTEREST:
Service Shares Class
Net Assets                                                     $1,012
Shares outstanding                                              1,012
      Net asset value per share                                  1.00





                 See accompanying notes to financial statements.



CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
(UNAUDITED)




INVESTMENT INCOME:

   Interest income 						    $   819


EXPENSES:

   Investment Adviser fees (note 3)       			   96
   Administrator fees (note 3)     					   72
   Trustees' fees and expenses 					2,740
   Audit and accounting fees   					4,536
   Legal fees     							  389
   Custodian fees        						  212
   Shareholders' reports    						  229
   Transfer and shareholder servicing agent fees 		2,095
   Distribution fees (note 3)   			 	        124
   Miscellaneous  						      4,462
   Total expenses                                          14,955

   Investment Advisory fees waived (note 3) 		        (96)
   Administration fees waived (note 3) 			        (72)
   Reimbursement of expenses by Administrator (note 3)    (14,504)
   Expenses paid indirectly (note 5)                       	 (159)
   Net expenses 							        124


Net investment income 				        	        695

Net increase in net assets resulting from operations         $695



        See accompanying notes to financial statements.



CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS



								Six Months
								Ended	12/31/01	Year Ended
								(unaudited)		June 30, 2002
								--------------	-------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:


Net investment income						$695		$88,173
Net realized loss from securities transactions		--		(91)
Change in net assets resulting from operations		695		88,082
DIVIDENDS TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME:					(695)		(177,004)


CAPITAL SHARE TRANSACTIONS
(at $1.00 per share):

Proceeds from shares sold:
Service Shares							221		2,116,752
Reinvested dividends and distributions:
Service Shares							596		88,028
Cost of shares redeemed:
Service Shares							(116,172)	(6,440,623)
Change in net assets from capital share
      Transactions						(115,355)	(4,235,843)

Total change in net assets					(115,355)	(4,235,934)

NET ASSETS:

Beginning of period						116,367	4,352,301
End of period							$ 1,012	$ 116,367





                 See accompanying notes to financial statements.


CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Capital Cash Management Trust (the "Trust") is a Massachusetts Business Trust established on August 20, 1976 as a successor to the money-market fund,the STCM Corporation, which commenced operations on July 8, 1974. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

     The Trust consists of the following two investment portfolios) :Capital Cash Management Trust (a diversified portfolio which commenced operations on July 8, 1974), and Capital Cash U.S.
Government Securities Trust (the "Fund", a diversified portfolio which commenced operations on March 16, 2000). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares: the Original Shares Class and the Service Shares Class. The two classes are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

PORTFOLIO VALUATION: The Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market.

   Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts.
Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES   TRANSACTIONS   AND   RELATED   INVESTMENT   INCOME:
Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the
identified cost basis.  Interest income is recorded   daily on the
accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES:
The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class.

d) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the loan(repurchase agreements being defined as "loans" in the 1940 Act), including the accrued interest earned thereon.
If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

     STCM Management Company, Inc. (the "Adviser") is the Investment Adviser to the Trust. In this role, under Advisory Agreements, the Adviser supervises the Fund's investments and provides various services for which it receives a fee from the Fund which is payable monthly and computed at the annual rate of 0.20% of each Fund's average daily net assets. The Trust also has Administration Agreements with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Trust other than those relating to the investment portfolio. The Administrator receives a fee from the Fund for such services which is payable monthly and computed t the annual rate of 0.15% of the Fund's average daily net assets. Details regarding the services provided by the Adviser and the Administrator are provided in the Trust's Prospectus and statement of Additional Information.

     For the six months ended December 31, 2002 the Fund incurred fees under the Advisory Agreement and Administration Agreement of $96 and $72 respectively, of which amounts the Adviser and Administrator waived $96 and $72, respectively.

Additionally, the Administrator voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $14,504. For the six months ended December 31, 2002, the expense reimbursements/waivers amounted to $14,672. Of this amount, $12,272 was paid prior to December 31, 2002 and the balance was paid in early January 2003.


b) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees"- broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original
Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

     Under a   Distribution   Agreement, Aquila   Distributors, Inc.
(the "Distributor") serves as the exclusive distributor of the Fund's shares. No compensation or fees are paid to the Distributor for such share distribution.

c) OTHER RELATED PARTY TRANSACTIONS:

     For the six months ended December 31, 2002, all of the Fund's legal fees were paid to Hollyer Brady Smith & Hines LLP, counsel to the Fund, for legal services n conjunction with the Fund's operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. With respect to the Cash Fund, a $36,592 credit has been posted to undistributed net investment income and a $36,592 debit has been posted to additional paid in capital, reflecting a permanent adjustment to undistributed net investment income computed on a tax basis as of June 30, 2002.

5. EXPENSES

     The Fund has negotiated an expense offset arrangement with their custodian wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances.
The Statements of Operations reflect the total expenses before any offset, the amount of offset, if any, and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


6. LOSS CARRYOVER

     At June 30, 2002, the Fund had a capital loss carryover of $660, of which $657 expires in the year ending June 30, 2009 and $3 expires in the year ending June 30, 2010. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.



CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Six Months
Ended							Period
12/31/02		Year Ended June 30,	Ended
(unaudited)		------------------	6/30/00
-----------		2002		2001		-------


Net asset value,
   beginning of period 		$1.0000 		$1.0000	$1.0000 	$1.0000

Income from investment
  operations:
Net investment income 		0.0064		0.0196	0.0516	0.0161
Dividends from net
  Investment income		(0.0064)		(0.0196)	(0.0516)	(0.0161)
Net asset value,
  end of period			1.0000		1.000 	$1.0000 	$1.0000

Total return 			0.64%+		1.98%		5.28% 	1.62%+
Ratios/supplemental data
Net assets, end of
  Period (in thousands)		$1 			 $116 	$4,352 	$1,688

Ratio of expenses
  to average net assets 	0.26%* 		0.31% 	0.59% 	0.68%*

Ratio of net investment
  income to average
  net assets			1.44%*		2.08% 	4.70% 	5.30%*


The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

Ratio of expenses
  to average net assets 	30.58%* 		1.96% 	1.86%		1.24%*

Ratio of net investment
  income (loss) to
  average net assets 		(28.88)%*		0.44% 	3.43% 	4.73%*

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

Ratio of expenses
  to average net assets 	0.26%* 		0.28% 	0.44%		0.65%*

(1)For the period March 16, 2000 (commencement of operations) through June 30, 2000.

+  Not annualized.
*  Annualized.

                 See accompanying notes to financial statements.



ADMINISTRATOR
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT ADVISER
   STCM MANAGEMENT COMPANY, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRUSTEES
   Lacy B. Herrmann, Chairman
   Theodore T. Mason, Vice Chairman
   Paul Y. Clinton
   Diana P. Herrmann
   Anne J. Mills
   Cornelius T. Ryan
   J. William Weeks

OFFICERS
   Diana P. Herrmann, President
   Charles E. Childs, III, Senior Vice President &
       Portfolio Manager
   John M. Herndon, Vice President & Assistant Secretary
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

DECEMBER 31, 2002

                          A CASH MANAGEMENT INVESTMENT

                                  CAPITAL CASH
                                MANAGEMENT TRUST

[Logo of Capital Cash Management Trust: a triangle with a wave pattern in the left half and a grain of wheat in the right half. Beneath this triangle are the words STABILITY * LIQUIDITY * YIELD]


[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS


[Logo of Capital Cash Management Trust: a triangle with a wave pattern in the left half and a grain of wheat in the right half. Beneath this triangle are the words STABILITY * LIQUIDITY * YIELD]

                          CAPITAL CASH MANAGEMENT TRUST

                               SEMI-ANNUAL REPORT

                                                               February 12, 2003

Dear Investor:

     Lately, it is difficult to go through even a single day without hearing some unsettling news - the stock market is down again, another firm is hit with an accounting scandal, a new terror alert is issued, etc., etc. In fact, in most people's viewpoint, it is pretty "ugly" out there in terms of the securities markets.

     Notwithstanding all the negative news, Capital Cash Management Trust continues to provide investors with a safe haven for their cash reserves. STCM Management Company, Inc., the Trust's Investment Adviser, strongly believes that cash reserves of investors is one area with which one should not seek any undue risk to order to earn extra yield.

     Indeed, with investments in the fund, the Investment Adviser looks first and foremost to quality. The Investment Adviser has continuously acted with a high level of diligence in examining the creditworthiness and marketability of issuers in order to ensure that consistency in high quality standards will be provided for the safety of investor's cash reserves.

     During the current  semi-annual  report  period,  the Federal  Reserve (the
"Fed") kept a watchful eye on the economy as the fear of renewed recession emerged. Indeed, the pace of economic activity slowed during this period as the economy felt the affects of rising unemployment, weakening consumer confidence and a deteriorating manufacturing sector. The lone bright spot, however, was the housing market, which benefited from the low interest rate environment.

     Once again, the Fed voted to lower the target on the key short-term interest rate - the Federal Funds rate. The Federal Funds rate is the overnight banking rate member banks charge one another for loans. The rate now stands at 1.25%, the lowest rate in over 40 years. Notwithstanding the low short-term interest rates, Capital Cash Management Trust has consistently provided a return for investors' cash reserves that has been highly competitive under the prevailing market conditions. The seven-day yield for the Trust as of December 31, 2002 was 0.88%.

     Looking forward, we are optimistic that Capital Cash Management Trust will continue to provide investors with competitive returns without compromising safety of principle.

     All those associated with the management of your cash reserves wish to thank you for the continued support and confidence you have place in Capital Cash Management Trust.

                                   Sincerely,

/s/  Lacy B. Herrmann
----------------------
Lacy B. Herrmann
Chairman of the Board of Trustees



/s/  Charles E. Childs, III
----------------------------
Charles E. Childs, III
Senior Vice President and
  Portfolio Manager


                          CAPITAL CASH MANAGEMENT TRUST
                            STATEMENTS OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

   FACE
  AMOUNT       COMMERCIAL PAPER - 15.7%                                VALUE
----------     --------------------------------------------------   ----------

               BROKERAGE - 5.2%
               ----------------
$  100,000     Merrill Lynch & Co. 1.28%, 1/21/03 ...............   $   99,933

               FINANCE - 5.3%
               --------------
   100,000     American Express Credit, 1.32%, 01/06/03 .........       99,985

               OIL & GAS - 5.2%
               ----------------
   100,000     Chevron Oil Finance 1.28%, 1/22/03 ...............       99,929
                                                                    ----------
                    Total Commercial Paper ......................      299,847
                                                                    ----------

               U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 84.6%
               --------------------------------------------------
               Federal Home Loan Banks
   190,000       0.75%, 01/02/03 ................................      190,000
   188,000       0.90%, 01/03/03 ................................      187,995
   100,000       1.27%, 01/03/03 ................................       99,997
   150,000       1.25%, 01/08/03 ................................      149,969
   100,000       1.25%, 02/12/03 ................................       99,858
               Federal Home Loan Mortgage Corp.
    78,000       1.25%, 01/07/03 ................................       77,986
   107,000       1.26%, 01/07/03 ................................      106,981
   100,000       1.26%, 01/28/03 ................................       99,909
   100,000       1.26%, 01/28/03 ................................       99,909
               Federal National Mortgage Association
   100,000       1.28%, 01/14/03 ................................       99,957
   100,000       1.28%, 01/23/03 ................................       99,925
   100,000       1.25%, 02/07/03 ................................       99,875
   200,000       1.26%, 02/19/03 ................................      199,664
                                                                    ----------
                    Total U.S. Government Agency Discount Notes..    1,612,025
                                                                    ----------

                 Total Investments (cost $1,911,872*) .... 100.3%    1,911,872
                 Other assets less liabilities ...........  (0.3)       (6,099)
                                                           ------   ----------
                 Net Assets .............................. 100.0%   $1,905,773
                                                           ======   ==========


                 (*) Cost for Federal tax purposes is identical.

                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                       CASH
                                                                       FUND
                                                                    -----------

ASSETS:
   Investments at value (cost $1,911,872) ......................    $ 1,911,872
   Cash ........................................................            267
   Due from Administrator for reimbursement of expenses ........          6,320
   Other assets ................................................            695
                                                                    -----------
   Total Assets ................................................      1,919,154
                                                                    -----------
LIABILITIES:
   Dividends payable ...........................................          2,559
   Accrued expenses ............................................         10,822
                                                                    -----------
   Total Liabilities ...........................................         13,381
                                                                    -----------
   NET ASSETS ..................................................    $ 1,905,773
                                                                    ===========

NET ASSETS CONSIST OF:
   Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share .................................    $    19,058
   Additional paid-in capital ..................................      1,886,730
   Accumulated net realized loss on investments ................            (15)
                                                                    -----------
                                                                    $ 1,905,773
                                                                    ===========

SHARES OF BENEFICIAL INTEREST:
   Original Shares Class:
      Net Assets ...............................................    $ 1,905,773
                                                                    ===========

      Shares outstanding .......................................      1,905,777
                                                                    ===========

      Net asset value per share ................................    $      1.00
                                                                    ===========


                 See accompanying notes to financial statements.


                          CAPITAL CASH MANAGEMENT TRUST
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                        CASH
                                                                        FUND
                                                                      --------

INVESTMENT INCOME:

   Interest income .............................................      $ 15,902
                                                                      --------

EXPENSES:
   Investment Adviser fees (note 3) ............................         1,971
   Administrator fees (note 3) .................................         1,478
   Legal fees ..................................................        13,619
   Registration fees and dues ..................................         7,621
   Trustees' fees and expenses .................................         6,410
   Audit and accounting fees ...................................         4,688
   Shareholders' reports .......................................         3,519
   Custodian fees ..............................................         2,270
   Transfer and shareholder servicing agent fees ...............         1,959
   Miscellaneous ...............................................         2,768
                                                                      --------
   Total expenses ..............................................        46,303

   Investment Advisory fees waived (note 3) ....................        (1,971)
   Administration fees waived (note 3) .........................        (1,478)
   Reimbursement of expenses by Administrator (note 3) .........       (38,712)
   Expenses paid indirectly (note 5) ...........................          (201)
                                                                      --------
   Net expenses ................................................         3,941
                                                                      --------
Net investment income ..........................................        11,961
Net realized loss from securities transactions .................             -
                                                                      --------
Net increase in net assets resulting from operations ...........      $ 11,961
                                                                      ========

                 See accompanying notes to financial statements.


                          CAPITAL CASH MANAGEMENT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   CASH FUND
                                                        -----------------------------

                                                        Six Months Ended
                                                            12/31/02       Year Ended
                                                           (unaudited)      6/30/02
                                                        ----------------  -----------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income .............................     $    11,961    $    38,864
   Net realized loss from securities transactions ....               -            (15)
                                                           -----------    -----------
   Change in net assets resulting from operations ....          11,961         38,849
                                                           -----------    -----------

DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
   Original Shares ...................................         (11,961)       (38,864)
                                                           -----------    -----------

CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
   Proceeds from shares sold:
      Original Shares ................................       1,684,351      2,397,748
   Reinvested dividends and distributions:
      Original Shares ................................          11,974         36,664
   Cost of shares redeemed:
      Original Shares ................................      (1,345,703)    (2,955,591)
                                                           -----------    -----------
   Change in net assets from capital share
      transactions ...................................         350,622       (521,179)
                                                           -----------    -----------
Total change in net assets ...........................         350,622       (521,194)

NET ASSETS:
   Beginning of period ...............................       1,555,151      2,076,345
                                                           -----------    -----------
   End of period .....................................     $ 1,905,773    $ 1,555,151
                                                           ===========    ===========

                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

     The Trust consists of the following two investment portfolios: Capital Cash Management Trust (the "Fund", a diversified portfolio which commenced operations on July 8, 1974), and Capital Cash U.S. Government Securities Trust (a diversified portfolio which commenced operations on March 16, 2000). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares:the Original Shares Class and the Service Shares Class. The Original Shares Class of the Cash Fund includes all currently outstanding shares that were issued prior to November 1, 1999, the date on which the Capital structure was changed to include two classes rather than one. The two classes are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: The Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class.



d) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is the Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the loan (repurchase agreements being defined as "loans" in the 1940 Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS a) MANAGEMENT ARRANGEMENTS:

     STCM Management Company, Inc. (the "Adviser") is the Investment Adviser to the Trust. In this role, under Advisory Agreements, the Adviser supervises the Fund's investments and provides various services for which it receives a fee from the Fund which is payable monthly and computed at the annual rate of 0.20% of the Fund's average daily net assets. The Trust also has Administration Agreements with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Trust other than those relating to the investment portfolio. The Administrator receives a fee from the Fund for such services which is payable monthly and computed at the annual rate of 0.15% of the Fund's average daily net assets. Details regarding the services provided by the Adviser and the Administrator are provided in the Trust's Prospectus and Statement of Additional Information.

     With respect to the Fund, the Adviser and the Administrator each has agreed that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of its average annual net assets plus 1% of its average annual net assets in excess of $30 million, or
(ii) 25% of its total annual investment income. No such reduction in fees was required during the six months ended December 31, 2002, inasmuch as the Adviser and the Administrator voluntarily waived their entire fees in the amount of $1,971 and $1,478, respectively. In addition, in order to comply with this

expense limitation, the Administrator reimbursed expenses in the amount of $38,678. Also, the Administrator has undertaken to waive fees or reimburse the Fund to the extent that annual expenses exceed 0.60 of 1% of average net assets in any fiscal year. No additional reimbursement was required under this limitation. Further, the Administrator voluntarily reimbursed additional expenses of $34. For the six months ended December 31, 2002, these expense reimbursements amounted to $38,712. Of this amount, $32,392 was paid prior to December 31, 2002 and the balance was paid in early January 2003.

b) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees"- broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Fund's Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

     Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.   (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.

c)  OTHER RELATED PARTY TRANSACTIONS:

     For the six months ended December 31, 2002, the Fund incurred $13,615 of legal fees paid to Hollyer Brady Smith & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

5. EXPENSES

     The Fund has negotiated an expense offset arrangement with the custodian wherein the Fund receives credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset, if any, and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

                          CAPITAL CASH MANAGEMENT TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          CASH FUND ORIGINAL SHARES (1)
                                                    ----------------------------------------------------------------------

                                                     SIX MONTHS
                                                       ENDED                        YEAR ENDED JUNE 30,
                                                     12/31/02    ---------------------------------------------------------
                                                    (UNAUDITED)    2002        2001        2000        1999        1998
                                                    -----------  ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of period ............     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                     ---------   ---------   ---------   ---------   ---------   ---------

Income from investment operations:
   Net investment income ........................     0.0062      0.0194      0.0540      0.0524      0.0473      0.0521
                                                     ---------   ---------   ---------   ---------   ---------   ---------

Less distributions:
   Dividends from net investment income .........    (0.0062)    (0.0194)    (0.0540)    (0.0524)    (0.0473)    (0.0521)
                                                     ---------   ---------   ---------   ---------   ---------   ---------

Net asset value, end of period ..................     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                     =========   =========   =========   =========   =========   =========

Total return ....................................     0.62%+       1.96%       5.54%       5.37%       4.84%       5.33%

Ratios/supplemental data
   Net assets, end of period (in thousands) .....     $1,906      $1,555      $2,076      $1,699      $1,616      $1,613
   Ratio of expenses to average net assets ......     0.42%*       0.41%       0.40%       0.41%       0.41%       0.40%
   Ratio of net investment income to average
      net assets ................................      1.19%*      1.97%       5.40%       5.24%       4.72%       5.21%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

   Ratio of expenses to average net assets ......      4.67%*      3.47%       3.45%       5.14%       3.51%       5.14%
   Ratio of net investment income (loss) to
      average net assets ........................    (3.06)%*     (1.09)%      2.35%       0.50%       1.62%       0.47%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......      0.40%*      0.40%       0.40%       0.40%       0.40%       0.40%


(1)  Designated as the "Original  Shares" class of shares on November 1, 1999.
 +   Not annualized.
 *   Annualized.

                 See accompanying notes to financial statements.